Share-based compensation	12 Months Ended
Oct. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
21. Share-based compensation
(a) Stock option plan
On April 19, 2022, the directors of the Company approved the 2022 equity incentive plan of the Company (the “Omnibus Plan”), which was effective upon the Company receiving disinterested shareholder approval at the annual general meeting and special meetings of shareholders of the Company on June 2, 2022.
The maximum number of common shares available and reserved for issuance, at anytime, under the Omnibus Plan, together with any other security-based compensation arrangements adopted by the Company, including the Predecessor Plans, has been fixed at 20% of the issued and outstanding common shares as at June 2, 2022. The maximum share options that can be issued is 12,617,734 Common Shares.
The Company’s previous stock option plan limited the number of common shares reserved under the plan from exceeding a “rolling maximum” of ten (10%) percent of the Company’s issued and outstanding common shares from time to time.
The stock options vest at the discretion of the Board of Directors, upon grant to directors, officers, employees and consultants of the Company and its subsidiaries. It is the Company's intention for the stock options it grants, to generally vest one-fourth on each of the first, second, third and fourth, six-month anniversaries of the grant date. All options that are outstanding will expire upon maturity, or earlier, if the optionee ceases to be a director, officer, employee or consultant. The maximum exercise period of an option shall not exceed 10 years from the grant date.
Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

As at	October 31, 2024		October 31, 2023
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)

Opening balance November 1, 2023	4,590,980	3.94	2,250,082	6.16
Granted	234,000	2.67	2,666,457	2.61
Forfeited or expired	(1,629,778)	5.74	(325,559)	8.30
Exercised	(114,750)	1.86	-	-
Balance, October 31, 2024	3,080,452	2.97	4,590,980	3.94
Exercisable, end of the period	1,693,346	3.19	1,909,963	5.68
For the year ended October 31, 2024, the Company recorded share-based compensation related to options of $1,730 (year ended October 31, 2023: $848).

	Outstanding options			Exercisable options
	Number of options outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price
Range of exercise price
$1.53 - $7.56	3,080,452	1.69	2.97	1,693,346	3.19
Options that were granted during the year were valued using the Black-Scholes option pricing model with the following assumptions:

As at	October 31, 2024	October 31, 2023
Share price	2.66	2.40
Exercise price	2.67	2.61
Volatility	62%	69%
Expected option life (years)	2.13	2.16
Weighted average fair value	0.99	1.85
Risk-free interest rate	3.40%	4.73%
(b) Restricted share units ("RSUs") plan
For the year ended October 31, 2024, the Company recorded share-based compensation related to RSUs of $1,245 (year ended October 31, 2023: $649).

	Number of shares
As at	October 31, 2024	October 31, 2023
	#	#
Opening balance, beginning of the period	486,335	132,143
Granted	687,747	486,335
Forfeited or expired	0	0
Vested and issued	(486,335)	(132,143)
Balance, end of the period	687,747	486,335
(c) Escrow shares
For the year ended October 31, 2024, the Company has recorded $nil (October 31, 2023: $3,537) share-based compensation related to Escrow Shares. These shares were granted as part of compensation plan and are released based on the employment agreement.

	Number of shares
As at	October 31, 2024	October 31, 2023
	#	#
Opening balance, beginning of the period	541,616	3,160,537
Forfeited or expired	(90,933)	-
Released from escrow	(450,683)	(2,618,921)
Balance, end of the period	-	541,616